LINES OF CREDIT (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2024
Line of Credit Facility [Line Items]
Line of credit	$ 802,738	$ 802,738
Morgan Stanley [Member]
Line of Credit Facility [Line Items]
Line of credit	1,980,937	$ 0
Annual interest rate		7.21%
JP Morgan Chase Bank [Member]
Line of Credit Facility [Line Items]
Line of credit	$ 2,000,000
Annual interest rate	3.00%
Adjusted rate percentage	3.50%
Restricted cash	$ 2,100,000